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                                UBS Series Trust
                               51 West 52nd Street
                          New York, New York 10019-6114





                                                              May 1, 2002



EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:  UBS Series Trust (the "Trust")
              File Nos. 33-10438 and 811-4919
              -------------------------------

Ladies and Gentlemen:

         Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "Act"), the above-named registrant hereby certifies that:

         (a) the form of prospectus dated May 1, 2002 that would have been filed under Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 33 to the Trust's registration statement on Form N-1A, which is the most recent amendment filed with the Commission;

         (b) the text of Post-Effective Amendment No. 33 was filed electronically with the Commission on April 16, 2002.

         If you have any questions regarding the foregoing, please call me at
(212) 882-5570.

                                         Sincerely,



                                         By:   /s/ Amy R. Doberman
                                               -------------------------
                                               Amy R. Doberman
                                               Vice President and Secretary